Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2025
Pensions and other post-employment benefits
Schedule of actuarial assumptions

The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

	2025 %pa	2024 %pa
Germany
Rate of increase of future earnings	3.0	3.0
Discount rate	4.1	3.4
Expected pension increases	2.0	2.0
Inflation rate	2.0	2.0
Switzerland
Rate of increase of future earnings	1.8	1.8
Discount rate	1.3	1.0
Expected pension increases	N/A	N/A
Inflation rate	1.0	1.0
Ireland
Rate of increase of future earnings	2.0	2.0
Discount rate	4.3	3.4
Expected pension increases	3.0	3.0
Inflation rate	2.0	2.0
Rest of World
Rate of increase of future earnings	N/A	N/A
Discount rate	5.5	5.7
Expected pension increases	N/A	N/A
Inflation rate	2.5	2.5

The average life expectancy assumed now for an individual at the age of 60 and projected to apply in the years stated below for an individual then at the age of 60 is as follows:

As at 31 December 2025

	Germany		Switzerland		Ireland		Rest of World
Years	Male	Female	Male	Female	Male	Female	Male	Female
Current	25.6	29.3	26.8	28.7	27.5	30.4	27.5	28.8
Projected for 2045	28.4	31.5	28.6	30.4	30.2	32.6	29.0	30.3

As at 31 December 2024

	Germany		Switzerland		Ireland		Rest of World
Years	Male	Female	Male	Female	Male	Female	Male	Female
Current	25.5	29.2	26.7	28.6	27.3	30.3	27.4	28.8
Projected for 2044	28.5	31.5	28.6	30.3	30.1	32.4	28.9	30.2

The mortality rates are based on standard tables in each country (Heubeck 2018 in Germany, BVG 2020 in Switzerland and ILT15 in Ireland) with allowances for future improvements.

Schedule of pension fund in income statement

	2025 £m	2024 £m	2023 £m
German pension schemes	3	3	5
Swiss pension schemes	9	10	9
Irish pension schemes	3	5	2
Other overseas pension schemes	2	2	–
Unfunded post-employment healthcare schemes	8	9	10
Total	25	29	26

Schedule of costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement

	Net pensions total £m	Other post retirement obligations total £m	Total post retirement obligations £m
2025
Cost of sales	10	8	18
Research and development	2	–	2
Selling, general and administration	5	–	5
31 December 2025	17	8	25
2024
Cost of sales	10	9	19
Research and development	2	–	2
Selling, general and administration	8	–	8
31 December 2024	20	9	29
2023
Cost of sales	10	8	18
Research and development	1	–	1
Selling, general and administration	7	–	7
31 December 2023	18	8	26

Schedule of amount recorded in the income statement and statement of comprehensive income in relation

	2025			2024			2023
	Pensions £m	Other post- employment benefits £m	Total £m	Pensions £m	Other post- employment benefits £m	Total £m	Pensions £m	Other post- employment benefits £m	Total £m
31 December
Amounts charged to operating profit:
Current service cost	16	4	20	17	5	22	16	6	22
Past service cost/(credit)	1	–	1	4	–	4	1	–	1
Gain from settlement	–	–	–	(1)	–	(1)	–	–	–
Net interest cost	–	4	4	–	4	4	1	2	3
Total	17	8	25	20	9	29	18	8	26
Remeasurements recorded in the statement of comprehensive income	(40)	2	(38)	(6)	(13)	(19)	(6)	1	(5)

Schedule fair values of plan assets

31 December 2025

	Germany £m	Switzerland £m	Ireland £m	Rest of World £m	Total £m
Listed equities	62	81	34	3	180
Property	–	70	–	–	70
Listed bonds	63	107	150	5	325
Insurance contracts	24	44	–	–	68
Other assets	–	43	3	12	58
Fair value of assets	149	345	187	20	701
Asset ceiling restriction	–	(2)	–	–	(2)
Fair value of assets after asset ceiling	149	343	187	20	699
Present value of scheme obligations	(165)	(318)	(151)	(31)	(665)
Recognised on the balance sheet	(16)	25	36	(11)	34
Included in post-employment benefit assets	–	25	36	7	68
Included in post-employment benefit obligations	(16)	–	–	(18)	(34)
Total	(16)	25	36	(11)	34
Actual return on plan assets	6	20	(19)	2	9

31 December 2024

	Germany £m	Switzerland £m	Ireland £m	Rest of World £m	Total £m
Listed equities	56	74	32	4	166
Property	–	68	–	–	68
Listed bonds	57	88	162	19	326
Insurance contracts	24	45	–	–	69
Other assets	–	34	2	13	49
Fair value of assets	137	309	196	36	678
Asset ceiling restriction	–	(18)	–	–	(18)
Fair value of assets after asset ceiling	137	291	196	36	660
Present value of scheme obligations	(170)	(291)	(169)	(45)	(675)
Recognised on the balance sheet	(33)	–	27	(9)	(15)
Included in post-employment benefit assets	–	–	27	9	36
Included in post-employment benefit obligations	(33)	–	–	(18)	(51)
Total	(33)	–	27	(9)	(15)
Actual return on plan assets	11	13	1	3	28

Schedule of defined benefit pension obligation funded status

	2025 £m	2024 £m
Funded	(651)	(662)
Unfunded	(14)	(13)
Total	(665)	(675)

Schedule of movement in the net defined benefit liability

	Fair value of assets £m	Present value of obligation £m	Net pensions total £m	Net post -employment obligations £m
At 1 January 2024	661	(697)	(36)	(85)
Exchange adjustments	(28)	34	6	(2)
Service cost	–	(17)	(17)	(5)
Past service cost	–	(4)	(4)	–
Interest income/(cost)	17	(17)	–	(4)
Settlements and curtailments	–	1	1	–
Remeasurements:
Return on plan assets, excluding amounts included in interest	12	–	12	–
Loss arising from changes in demographic assumptions	–	(3)	(3)	–
(Loss)/Gain from change in financial assumptions	–	(1)	(1)	11
Experience (losses)/gains	–	(2)	(2)	2
Employers' contributions	29	–	29	–
Scheme participants' contributions	7	(7)	–	–
Benefits paid	(38)	38	–	3
At 31 December 2024	660	(675)	(15)	(80)
Exchange adjustments	33	(35)	(2)	5
Service cost	–	(16)	(16)	(4)
Past service cost	–	(1)	(1)	–
Interest income/(cost)	16	(16)	–	(4)
Settlements and curtailments	(14)	14	–	–
Remeasurements:
Return on plan assets, excluding amounts included in interest	(8)	–	(8)	–
Loss arising from changes in demographic assumptions	–	–	–	–
Gain/(Loss) from change in financial assumptions	–	39	39	(1)
Changes in asset ceiling restriction	16	–	16	–
Experience (losses)/gains	–	(7)	(7)	(1)
Employers' contributions	28	–	28	–
Scheme participants' contributions	7	(7)	–	–
Benefits paid	(39)	39	–	5
At 31 December 2025	699	(665)	34	(80)

Schedule of reconciliation of the net post-employment benefit to the balances recognized on balance sheet

	2025 £m	2024 £m
Net pension obligations	34	(15)
Net post-employment obligations	(80)	(80)
Net post-employment benefit	(46)	(95)

Post-employment benefit assets recognised on the consolidated balance sheet	68	36
Post-employment benefit obligations recognised on the consolidated balance sheet	(114)	(131)
Net post-employment benefit	(46)	(95)

Schedule of defined benefit pension and post-retirement obligations analysed by membership category

	Pension		Post-employment obligations
	2025 £m	2024 £m	2025 £m	2024 £m
Active	(364)	(347)	(65)	(70)
Retired	(209)	(224)	(15)	(10)
Deferred	(92)	(104)	–	–
Total	(665)	(675)	(80)	(80)

Schedule of sensitivity analysis

Sensitivity analysis

	2025 £m	2024 £m
0.50% decrease in discount rate:
Increase in annual pension cost	2.6	2.3
Increase in annual post-employment benefits cost	0.2	0.2
Increase in pension obligation	42.8	45.7
Increase in post-employment benefits obligation	3.2	3.1
0.50% increase in discount rate:
Decrease in annual pension cost	(2.8)	(2.4)
Decrease in annual post-employment benefits cost	(0.1)	(0.1)
Decrease in pension obligation	(39.0)	(41.2)
Decrease in post-employment benefits obligation	(2.9)	(2.8)
1% increase in the rate of future healthcare inflation:
Increase in annual post-employment cost	0.1	0.2
Increase in post-employment obligation	1.4	1.6
1% decrease in the rate of future healthcare inflation:
Decrease in annual post-employment cost	(0.2)	(0.2)
Decrease in post-employment obligation	(1.7)	(1.8)
A one year increase in life expectancy:
Increase in annual pension cost	0.8	0.7
Increase in annual post-employment benefits cost	0.1	0.1
Increase in pension obligation	16.6	17.6
Increase in post-employment benefits obligation	0.8	0.7

Schedule of weighted average duration of the defined benefit obligation

Years	2025	2024
Pension benefits	13	14
Post-employment benefits	12	12